Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Basic/ diluted loss per share
Amount after tax, Profit (Loss) attributable to the parent		$ (8,503,060)	$ 1,611,588
Weighted average number of ordinary shares outstanding, Profit (Loss) attributable to the parent		19,819,284	9,330,948
Earnings/(loss ) per share, Profit (Loss) attributable to the parent		$ (0.43)	$ 0.17
Diluted earnings per share (Note 2)
Amount after tax, diluted			$ 1,611,588
Weighted average number of ordinary shares outstanding, diluted			10,413,870
Earnings/(loss ) per share, diluted			$ 0.15
Employees’ equity compensation [Member]
Diluted earnings per share (Note 2)
Amount after tax, diluted	[1]
Weighted average number of ordinary shares outstanding, diluted	[1]		107,710
Warrants [member]
Diluted earnings per share (Note 2)
Amount after tax, diluted	[1]
Weighted average number of ordinary shares outstanding, diluted	[1]		969,822
Share-based payment [Member]
Diluted earnings per share (Note 2)
Amount after tax, diluted	[1]
Weighted average number of ordinary shares outstanding, diluted	[1]		5,390

[1]	Convertible preference shares and private warrants were excluded in the computation of diluted loss per share for the six months ended June 30, 2024. The number of shares that were excluded from the loss per share calculation above for the six months ended June 30, 2024 could be dilutive in the future were 3,913,134.